Cover	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Document Type	POS AM
Entity Registrant Name	Bakkt Holdings, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Entity Central Index Key	0001820302
Amendment Description	On November 12, 2021, we filed a registration statement with the Securities and Exchange Commission (the “SEC”), on Form S-1 (File No. 333-261034), as amended by Amendment No. 1 thereto filed with the SEC on December 8, 2021 and subsequently declared effective by the SEC on December 15, 2021 (as amended, the “Registration Statement”). The Registration Statement registered (i) the issuance and sale by us, and the resale by the selling Securityholders, from time to time, of up to 190,726,638 shares of Class A common stock, par value $0.0001 per share (“Class A Common Stock”), issuable upon the exchange of an equal number of Paired Interests (the “Legacy Opco Shares”) and (ii) the resale from time to time by the Selling Securityholders of (a) 32,500,000 shares of Class A Common Stock (the “PIPE Shares”) issued in the PIPE Financing; (b) 5,184,300 shares of Class A Common Stock issued to VPC Impact Acquisition Holdings Sponsor, LLC (the “Sponsor”) and certain of its affiliates that relate to securities acquired by them prior to the initial public offering (the “Founder Shares”); and (c) 3,151,890 shares of Class A Common Stock issued to the Sponsor upon the exercise of a portion of the Private Placement Warrants (the “Private Warrant Shares”). Unless otherwise defined, capitalized terms have the meanings ascribed to them in the section entitled “About this Prospectus” below. This post-effective amendment is being filed to (i) include the information in our Annual Report on Form 10-K for the year ended December 31, 2021 that was filed on March 31, 2022; and (ii) update certain other information in the Registration Statement. No additional securities are being registered under this post-effective amendment and all applicable registration and filing fees were paid in connection with prior filings of the Registration Statement.